Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 24, 2001
Prospectus

Effective March 1, 2002, the following information replaces the biographical information for John Porter found in the "Fund Management" section on page 13.

Brian Hanson is manager of VIP Consumer Industries, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1996, Mr. Hanson has worked as a research analyst and manager.

The following information replaces the biographical information for James Catudal found in the "Fund Management" section on page 13.

Jeffrey Feingold is manager of VIP Financial Services, which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Feingold has worked as a research analyst and manager.

Effective March 1, 2002, the following information replaces the biographical information for Yolanda Strock found in the "Fund Management" section on page 13.

Steve Calhoun is manager of VIP Health Care, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. Calhoun has worked as a research analyst and manager.

Effective March 1, 2002, the following information replaces the biographical information for Scott Offen found in the "Fund Management" section on page 13.

John Porter is manager of VIP Natural Resources, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Porter has worked as a research analyst and manager.

The following information replaces the biographical information for Telis Bertsekas found in the "Fund Management" section on page 13.

Sonu Kalra is manager of VIP Technology, which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity in 1998, Mr. Kalra has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Tim Cohen found in the "Fund Management" section on page 13.

Shep Perkins is manager of VIP Telecommunications and Utilities Growth, which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Perkins has worked as a research analyst and portfolio manager.

VIPFCI-02-03 February 26, 2002
1.765122.104

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
Consumer
Industries Portfolio
April 24, 2001 Prospectus

Effective March 1, 2002, the following information replaces the biographical information for John Porter found in the "Fund Management" section on page 7.

Brian Hanson is manager of VIP Consumer Industries, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1996, Mr. Hanson has worked as a research analyst and manager.

VCII-02-01 February 26, 2002
1.770001.100

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
Health Care Portfolio
April 24, 2001
Prospectus

Effective March 1, 2002, the following information replaces the biographical information for Yolanda Strock found in the "Fund Management" section on page 7.

Steve Calhoun is manager of VIP Health Care, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. Calhoun has worked as a research analyst and manager.

VHCI-02-01 February 26, 2002
1.770002.100

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
Natural Resources
Portfolio
April 24, 2001
Prospectus

Effective March 1, 2002, the following information replaces the biographical information for Scott Offen found in the "Fund Management" section on page 7.

John Porter is manager of VIP Natural Resources, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Porter has worked as a research analyst and manager.

VNRI-02-01 February 26, 2002
1.770003.100

Supplement to the
Fidelity® Variable Insurance Products
Initial Class Technology Portfolio
April 24, 2001 Prospectus

The following information replaces the biographical information for Telis Bertsekas found in the "Fund Management" section on page 7.

Sonu Kalra is manager of VIP Technology, which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity in 1998, Mr. Kalra has worked as a research analyst and portfolio manager.

VTCI-02-02 February 26, 2002
1.769219.101